Subsequent Events- Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011
Subsequent Events [Line Items]
Subsequent Event, Amount	$ 0	$ 0